Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	45.90%	37.70%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	6.30%	16.70%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	17.50%	11.60%